Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 787,642	¥ 798,065
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	27,784	25,847
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	73,627	83,029
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	35,165	33,903
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	111,697	99,738
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	107,541	132,161
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	133,070	145,660
Trust fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	66,832	66,120
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	23,481	22,431
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	22,259	20,763
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	21,984	20,392
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 164,202	¥ 148,021